Dividends	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Dividends
9. Dividends

All figures in £ millions	2023	2022	2021
Final paid in respect of prior year 14.9p (2022: 14.2p; 2021: 13.5p)	106	107	102
Interim paid in respect of current year 7.0p (2022: 6.6p; 2021: 6.3p)	49	49	47

	155	156	149
The Directors are proposing a final dividend in respect of the financial year ended 31 December 2023 of 15.7p per equity share which will absorb an estimated £107m of shareholders’ funds. It will be paid on 3 May 2024 to shareholders who are on the register of members on 22 March 2024. These financial statements do not reflect this dividend as a liability.